Consolidated Statement Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Changes In Shareholders' Equity [Abstract]
Tax (Recovery) on other Comprehensive Income (Loss), defined benefit and other post-employement benefit plans	$ 5	$ (12)	$ (1)